Fair Value Measurements (Tables)	Feb. 05, 2021
Fair Value Disclosures [Abstract]
Summary of the company's financial assets that are measured at fair value on a recurring basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis on February 5, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	February 5, 2021
Assets:
Marketable securities held in Trust Account	1	$200,000,000
Liabilities:
Private Warrants	3	$230,658
Public Warrants	3	$5,866,667

Summary of the significant inputs to the monte carlo simulation for the fair value of the Private Warrants and Public Warrants
The key inputs into the Monte Carlo simulation model for the Private Warrants and Public Warrants were as follows at initial measurement:

Input	As of February 5, 2021 (Initial Measurement)
Risk-free interest rate	0.66%
Expected term (years)	5.00
Expected volatility	15%
Exercise price	$11.50
Fair value of Class A common stock	$9.71